CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities:
Net loss	$ (648)	$ (1,995)	$ (2,318)	$ (4,137)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	329	321	649	642
Stock-based compensation (1)	270	357	533	661
Amortization of intangible assets	383	467	768	891
Accrued interest, accretion of discount and exchange rate differences on credit line	22	4	65	56
Accretion and change in fair value of earn-out consideration, net	(52)	96	(29)	189
Changes in assets and liabilities:
Trade receivables	183	1,099	943	358
Deferred taxes	(80)	(18)	(124)	(119)
Prepaid expenses and other receivables	(312)	310	(1,089)	535
Trade payables	(83)	(426)	96	(258)
Change in long-term lease deposits	(6)	(7)	(8)	(5)
Employees and payroll accruals, accrued expenses and other liabilities	48	718	(692)	(498)
Deferred revenues	173	(612)	(607)	(410)
Accrued severance pay, net	24	3	42	27
Net cash provided by (used in) operating activities	251	$ 317	(1,771)	$ (2,068)
Cash flows from investing activities:
Capitalization of technology, net of grants received	(511)		(511)
Purchase of property and equipment	(227)	$ (212)	(401)	$ (558)
Net cash used in investing activities	$ (738)	(212)	(912)	(558)
Cash flows from financing activities:
Proceeds from bank loans and credit lines		$ 1,000	4,400	$ 2,000
Repayment of bank loans	$ (73)		(4,873)
Deferred issuance costs	$ (153)		$ (153)
Payment of earn-out consideration		$ (351)		$ (351)
Proceeds from options exercised	$ 84	33	$ 153	328
Net cash provided by (used in) financing activities	(142)	682	(473)	1,977
Effect of exchange rate changes on cash and cash equivalents	10	(10)	(37)	(4)
Increase (decrease) in cash and cash equivalents	(619)	777	(3,193)	(653)
Cash and cash equivalents at the beginning of the period	8,489	2,327	11,063	3,757
Cash and cash equivalents at the end of the period	$ 7,870	$ 3,104	$ 7,870	$ 3,104